Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Valuation allowance	$ 13.5	$ 9.9
Federal net operating losses	$ 11.3
Offset future taxable income, period	20 years
Taxable income carried forward remaining, amount	$ 59.7
Limitation of taxable income, percentage	80.00%
Interest limitation	$ 2.5
Domestic Tax Authority
Income Tax Contingency [Line Items]
Operating loss carryforwards	71.0
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 20.1